EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
EXPLORATION AND EVALUATION ASSETS.
Schedule of exploration and evaluation expenditure

	2018	2017
As at 31 December	US$’000	US$’000
Costs carried forward in respect of areas of interest in:
Exploration and evaluation phase, at cost	197,363	185,819
Provision for impairment	(117,893)	(143,093)
Total exploration and evaluation assets	79,470	42,726
Less amount classified as asset held for sale (1)	—	(7,747)
Total exploration and evaluation assets	79,470	34,979
a) Movements in carrying amounts:
Exploration and evaluation
Balance at beginning of period	34,979	34,366
Amounts capitalised during the period	4,736	8,528
Fair value of assets acquired (Note 2)	43,642	—
Amounts transferred to development phase	(3,178)	—
Impairment expense	(709)	(168)
Reclassifications to assets held for sale (1)	—	(7,747)
Balance at end of period	79,470	34,979
(1)

In 2017 the Company committed to a plan to sell its interests in Dimmit County, Texas.  The balance as at 31 December 2017 reflects amount transferred to assets held for sale before impairment (see Note 20)